STOCK OPTIONS AND WARRANTS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($) D	Feb. 28, 2014 CAD	Aug. 31, 2013 USD ($)
Stock Options And Warrants 1			200,000
Stock Options And Warrants 2			$ 0.15
Stock Options And Warrants 3			50,000
Stock Options And Warrants 4			50,000
Stock Options And Warrants 5			40,000
Stock Options And Warrants 6			0.10
Stock Options And Warrants 7			450,000
Stock Options And Warrants 8			0.15
Stock Options And Warrants 9			225,000
Stock Options And Warrants 10			225,000
Stock Options And Warrants 11			200,000
Stock Options And Warrants 12			250,000
Stock Options And Warrants 13			0.15
Stock Options And Warrants 14			125,000
Stock Options And Warrants 15			125,000
Stock Options And Warrants 16			25,000
Stock Options And Warrants 17			0.15
Stock Options And Warrants 18			0
Stock Options And Warrants 19			32,581
Stock Options And Warrants 20			5,429,800
Stock Options And Warrants 21			8,729,000
Stock Options And Warrants 22			489,300
Stock Options And Warrants 1	675,000	675,000
Stock Options And Warrants 2	0.06
Stock Options And Warrants 3	25,000	25,000
Stock Options And Warrants 4	0.09
Stock Options And Warrants 5	200,000	200,000
Stock Options And Warrants 6	0.075
Stock Options And Warrants 7	100,000	100,000
Stock Options And Warrants 8	50,000	50,000
Stock Options And Warrants 9	30	30
Stock Options And Warrants 10	50,000	50,000
Stock Options And Warrants 11	60	60
Stock Options And Warrants 12	250,000	250,000
Stock Options And Warrants 13	0.16
Stock Options And Warrants 14	250,000	250,000
Stock Options And Warrants 15	50,000	50,000
Stock Options And Warrants 16	0.35
Stock Options And Warrants 17	25,000	25,000
Stock Options And Warrants 18	25,000	25,000
Stock Options And Warrants 19	92,029
Stock Options And Warrants 20	0
Stock Options And Warrants 21	2,720,000	2,720,000
Stock Options And Warrants 22		0.05
Stock Options And Warrants 23		136,000
Stock Options And Warrants 24	136,000
Stock Options And Warrants 25	$ 0.10
Stock Options And Warrants 26	2,528,000	2,528,000
Stock Options And Warrants 27		0.05
Stock Options And Warrants 28		126,400
Stock Options And Warrants 29	126,400
Stock Options And Warrants 30	$ 0.10
Stock Options And Warrants 31	10,140
Stock Options And Warrants 32	202,800	202,800
Stock Options And Warrants 33	0.10
Stock Options And Warrants 34	4,292,000	4,292,000
Stock Options And Warrants 35	$ 0.10
Stock Options And Warrants 36	429,200
Stock Options And Warrants 37	0.15
Stock Options And Warrants 38	29,616
Stock Options And Warrants 39	296,160	296,160
Stock Options And Warrants 40	0.15
Stock Options And Warrants 41	12,938,000	12,938,000
Stock Options And Warrants 42	$ 0.10
Stock Options And Warrants 43	1,293,800
Stock Options And Warrants 44	0.15
Stock Options And Warrants 45	30,000
Stock Options And Warrants 46	98,784
Stock Options And Warrants 47	8,000	8,000
Stock Options And Warrants 48	800
Stock Options And Warrants 49	995,840	995,840
Stock Options And Warrants 50	0.15
Stock Options And Warrants 51	541,500	541,500
Stock Options And Warrants 52	541,500	541,500
Stock Options And Warrants 53	101,100
Stock Options And Warrants 54	0.20
Stock Options And Warrants 55	469,500	469,500
Stock Options And Warrants 56	0.10
Stock Options And Warrants 57	72,000	72,000
Stock Options And Warrants 58	585,000	585,000
Stock Options And Warrants 59	585,000	585,000
Stock Options And Warrants 60	115,000
Stock Options And Warrants 61	0.20
Stock Options And Warrants 62	565,000	565,000
Stock Options And Warrants 63	$ 0.10
Stock Options And Warrants 64	20,000	20,000